Investments (Residential Mortgage Loans By Year Of Origination) (Details) - Residential [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Amount originated in current year	$ 583	$ 469
Amount originated in prior year	533	131
Amount originated 2 years prior	93	210
Amount originated 3 years prior	137	109
Amount originated 4 years prior	67
Total	1,413	919
Performing [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amount originated in current year	578	467
Amount originated in prior year	527	129
Amount originated 2 years prior	90	189
Amount originated 3 years prior	119	104
Amount originated 4 years prior	65
Total	1,379	889
Nonperforming [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amount originated in current year	5	2
Amount originated in prior year	6	2
Amount originated 2 years prior	3	21
Amount originated 3 years prior	18	5
Amount originated 4 years prior	2
Total	$ 34	$ 30